Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Property, plant and equipment
Property, plant and equipment

14Property, plant and equipment

Accounting policy

Property, plant and equipment are stated at the historical cost of acquisition or construction less accumulated depreciation. Historical cost includes expenditure that is directly attributable to the acquisition and construction of the qualifying assets.

Subsequent costs are included in the asset’s carrying amount, or recognized as a separate asset as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and they can be measured reliably. The carrying amounts of the replaced items or parts are derecognized.

All other repairs and maintenance are charged to the income statement during the financial period in which they are incurred. The cost of major renovations is included in the carrying amount of the asset when it is probable that the Company will realize future economic benefits in excess of the original benchmark performance specifications of the existing asset. Renovations are depreciated over the remaining useful life of the related asset.

Land is not depreciated. Depreciation of other assets is calculated using the straight line method to reduce their costs to their residual values over their estimated useful lives.

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.

An asset’s carrying amount is written down immediately to the recoverable amount when it is greater than the estimated recoverable amount, in accordance with the criteria adopted by the Company in order to determine the recoverable amount.

Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized within “Other operating expenses, net” in the income statement.

Leases

Leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Payments made under an operating lease (net of any incentive received from the lessor) are charged to the income statement on a straight line basis over the period of the lease.

The subsidiaries lease certain property, plant and equipment. Leases of property, plant and equipment, where the Company has substantially all the risks and rewards of ownership, are classified as finance leases. Finance leases are capitalized at the inception of the lease at the lower of the fair value of the leased item and the present value of the minimum lease payments.

Each lease payment is allocated between the liability and finance charges. The corresponding rental obligations, net of finance charges, are included in “Loans and financing”.

The interest element of the finance cost is charged to the income statement over the lease period so as to give a constant periodic rate of interest on the remaining balance of the liability for each period. The property, plant and equipment acquired under finance leases are depreciated over the shorter of the asset’s useful life and the lease term.

Impairment of non-financial assets

The Company assesses, at each reporting date, whether there is an indicator that an asset or cash generating unit (“CGU”) may be impaired. If any indication exists, such as volumes and prices reductions or unusual events that can affect the business for example, the Company estimates the asset’s or CGU’s recoverable amount. The recoverable amount is the higher of an asset’s or CGU’s fair value less cost of disposal and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets, in which case, the asset is tested as part of a larger CGU to which it belongs. If the carrying amount of an asset or CGU exceeds its recoverable amount, the asset or CGU is considered impaired and is written down to its recoverable amount. Non-financial assets other than goodwill that were adjusted due to impairment are subsequently reviewed for possible reversal of the impairment at each reporting date.

(a)Analysis

	2017
			Machinery,			Assets and
	Land and	Dam and	equipment and		Furniture and	projects under	Asset retirement
	improvements	buildings	facilities	Vehicles	fixtures	construction	obligation (ARO )	Mining projects	Other	Total
Balance at the beginning of the year
Cost	24.036	980.242	2.466.265	22.263	6.895	219.254	132.824	271.466	7.345	4.130.590
Accumulated depreciation	(257)	(435.372)	(1.485.939)	(20.440)	(4.443)	—	(96.108)	(102.828)	(6.741)	(2.152.128)

Net balance	23.779	544.870	980.326	1.823	2.452	219.254	36.716	168.638	604	1.978.462

Acquisitions	46	100	5.761	272	307	185.688	4.303	240	—	196.717
Disposals	(930)	(92)	(2.915)		(121)	(6.917)	—	—	(7)	(10.982)
Depreciation	(22)	(34.175)	(142.519)	(1.174)	(509)	—	(5.834)	(11.121)	(83)	(195.437)
Exchange variation losses	(231)	(4.309)	(6.381)	(101)	(9)	(3.965)	(1.839)	(2.115)	(8)	(18.958)
Transfers	1.573	71.152	83.297	2.236	131	(158.559)	—	2.841	—	2.671
Cost and interest revision	—	—	—	—	—	—	43.789	—	—	43.789
Transfers of assets held for sale	—	—	252	—	—	—	—	—	—	252

Balance at the end of the year	24.215	577.546	917.821	3.056	2.251	235.501	77.135	158.483	506	1.996.514

Cost	24.490	1.030.686	2.422.254	21.135	6.743	235.501	178.662	243.938	7.177	4.170.586
Accumulated depreciation	(275)	(453.140)	(1.504.433)	(18.079)	(4.492)	—	(101.527)	(85.455)	(6.671)	(2.174.072)

Net balance at the end of the year	24.215	577.546	917.821	3.056	2.251	235.501	77.135	158.483	506	1.996.514

Average annual depreciation rates - %	—	4	7	24	10	—	5	8	—	—

			Machinery,			Assets and
	Land and	Dam and	equipment and		Furniture and	projects under	Asset retirement
	improvements	buildings	facilities	Vehicles	fixtures	construction	obligation (ARO)	Mining projects	Other	Total
Balance at the beginning of the year
Cost	20,657	816,001	2,223,583	20,551	6,278	206,094	116,695	246,208	6,079	3,662,146
Accumulated depreciation	(85)	(332,034)	(1,259,830)	(18,066)	(3,441)	—	(74,229)	(85,544)	(5,563)	(1,778,792)

Net balance	20,572	483,967	963,753	2,485	2,837	206,094	42,466	160,664	516	1,883,354

Acquisitions	—	—	489		2	151,302	148	28,915	—	180,856
Disposals	(46)	(593)	(1,525)	(95)	(37)	(42)	—	(11,000)	(1)	(13,339
Depreciation	(20)	(31,145)	(145,450)	(1,487)	(477)	—	(7,301)	(14,096)	(67)	(200,043
Reversal of provision for asset impairment (i)						979				979
Exchange variation gains	2,274	38,640	64,510	259	43	16,987	4,589	2,652	139	130,093
Transfers	999	54,001	98,801	661	84	(156,066)		1,503	17
Cash flow review and restatement of interest rates	—	—	—	—	—	—	(3,186)	—	—	(3,186)
Assets transferred to held for sale	—	—	(252)	—	—	—	—	—	—	(252)

Balance at the end of the year	23,779	544,870	980,326	1,823	2,452	219,254	36,716	168,638	604	1,978,462

Cost	24,036	980,242	2,466,265	22,263	6,895	219,254	132,824	271,466	7,345	4,130,590
Accumulated depreciation	(257)	(435,372)	(1,485,939)	(20,440)	(4,443)	—	(96,108)	(102,828)	(6,741)	(2,152,128)

Net balance at the end of he year	23,779	544,870	980,326	1,823	2,452	219,254	36,716	168,638	604	1,978,462

Average annual depreciation rates -%	—	4	7	21	11	—	7	8	—	—

Assets pledged as collateral are shown in Note 16, and refer only to BNDES financings.

(i)The Company assesses at each balance sheet date whether there is objective evidence that any item of property, plant and equipment is impaired. No impairment was identified during 2017.

(b)Leases

The carrying amount as of December 31, of land and equipment acquired through finance leases is the following:

	2017	2016
Cost	19,763	13,794
Accumulated depreciation	(10,930)	(9,657)

	8,833	4,137

(c)Assets and projects under constructions

The balance of construction in progress mainly comprises projects for the expansion and optimization of the Company’s Plant and mines, as described below:

	2017	2016
Mining projects	101,922	91,174
Acquisition and renovation of equipment	42,239	52,284
Security, health and enviroment projects	35,858	44,674
New production line construction	25,477	5,472
Information technology	3,084	151
Modernization and increased production projects	10,563	10,004
Other	16,358	15,495

	235,501	219,254

During the year, borrowing charges capitalized as part of construction in progress totaled US$ 10,630 (2016: US$ 6,493). The average capitalization rate used was 0.68% per month (2016: 0.69% per month).

Suspended projects are continuously assessed, and if there is any indication of impairment, a provision might be recognized. In regards to remaining balance presented above, which was not provided for as an impairment loss, the Company believes that it will resume the project and/or use this asset in other production lines.